SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Buildings	$ 25,140,538	$ 25,192,351
Machinery and equipment	7,728,477	6,847,546
Office equipment and furniture	905,368	928,429
Automobiles	546,243	779,065
Leasehold improvements	37,096,380	40,751,384
Construction-in-progress (“CIP”)	2,546,715
Total	73,963,721	74,498,775
Less: Accumulated depreciation	(12,444,667)	(12,538,764)
Impairment of property, plant and equipment	(215,727)	(273,162)
Property, plant and equipment, net	$ 61,303,327	$ 61,686,849